TAXATION - Effect of preferential tax treatments (Details) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax holiday
Preferential tax treatments effect	¥ 1,140	¥ 1,098	¥ 826
ADS
Income tax holiday
Basic net income per ADS effect (in RMB per share)	¥ 1.73	¥ 1.68	¥ 1.27
Diluted net income per ADS effect (in RMB per share)	¥ 1.63	¥ 1.59	¥ 1.23